STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended				12 Months Ended
	Oct. 31, 2020	Apr. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[4]	Jul. 28, 2021	Jun. 18, 2020	Dec. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
For cash, net of issuance costs, shares	300,000
Weighted average exercise price					$ 2.30	[1]	$ 5.23	[1]	$ 5.23	[2]	$ 7.50	[2]
Weighted average grant date fair value					$ 1.45				$ 4.96		$ 4.84
Share based compensation Expense					$ 0.5
Weighted average remaining term					1 year 1 month 6 days	[3]	1 year 3 months 18 days	[3]	3 years 3 months 18 days	[4]	1 year 3 months 18 days	[4]	3 years 1 month 6 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share			$ 1.29		$ 1.29				$ 1.50
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share			$ 7.50		$ 7.50				$ 7.50
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options to purchase			15,000	539,000	570,000		969,000		969,000		429,012
Weighted average exercise price			$ 1.45	$ 4.41	$ 2.30		$ 5.23		$ 5.23		$ 7.50
Shares expired					523,337				220,001		26,667
Share based compensation Expense			$ 0.4	$ 1.1	$ 1.6		$ 2.2		$ 2.7		$ 2.2
Unrecognized expense			$ 2.9		$ 2.9				$ 4.8
Weighted average remaining term					3 years				2 years 10 months 24 days
Shareholder [Member] | 2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance																	1,333,333
Shareholder [Member] | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance		333,334
For cash, net of issuance costs, shares		2,033,333
Common stock available for issuance shares		2,366,667													2,366,667	2,033,333

[1]	Represents the weighted average exercise price.
[2]	Represents the weighted average exercise price.
[3]	Represents the weighted average remaining contractual term until the stock options expire.
[4]	Represents the weighted average remaining contractual term until the stock options expire.